FVM - Valuation adjustments: Valuation adjustments on financial instruments (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Valuation Adjustments On Financial Instruments [Line Items]
Credit valuation adjustments	[1]	$ (90)	$ (116)
Funding valuation adjustments		(85)	(51)
Debit valuation adjustments		1	2
Other valuation adjustments		(716)	(733)
of which: liquidity		(388)	(477)
of which: model uncertainty		(327)	(256)
UBS AG
Valuation Adjustments On Financial Instruments [Line Items]
Credit valuation adjustments	[1]	(90)	(116)
Funding valuation adjustments		(85)	(51)
Debit valuation adjustments		1	2
Other valuation adjustments		(716)	(733)
of which: liquidity		(388)	(477)
of which: model uncertainty		$ (327)	$ (256)

[1]	Amounts do not include reserves against defaulted counterparties.